Business Combinations - Recast Financial Results (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016 [1]	Dec. 31, 2015 [2]	Sep. 30, 2015 [2]	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Revenues		$ 67,297	$ 46,556	$ 38,429	$ 52,148	$ 72,077	$ 81,494	$ 83,958	$ 102,111	$ 204,430	[3]	$ 339,640	[3],[4]	$ 386,547	[3],[4],[5]
Net income (loss)	[3]									(84,519)		27,722	[4]	133,941	[4],[5]
Net income (loss) attributable to Hi-Crush Partners LP		$ (8,126)	$ (11,734)	$ (12,159)	$ (52,500)	$ 11,914	$ (19,863)	$ 9,954	$ 25,717	$ (84,519)	[3]	$ 27,722	[3],[4]	$ 133,941	[3],[4],[5]
Net income (loss) per limited partner unit - basic (usd per unit)		$ (0.11)	$ (0.21)	$ (0.26)	$ (1.39)	$ 0.30	$ (0.49)	$ 0.31	$ 0.61	$ (1.64)	[3]	$ 0.73	[3],[4]	$ 3.09	[3],[4],[5]
Net income (loss) per limited partner unit - basic, pro forma (usd per unit)										$ (1.71)		$ 0.71		$ 3.30
Historical
Business Acquisition [Line Items]
Revenues										$ 204,430		$ 339,640		$ 365,347
Net income (loss)	[3]									(81,412)		28,410		120,484
Net income (loss) attributable to Hi-Crush Partners LP	[3]									(81,313)		28,265		119,941
Adjustment | Hi-Crush Blair LLC
Business Acquisition [Line Items]
Revenues										13,761		0		0
Net income (loss)	[3]									716		(2,619)		(105)
Net income (loss) attributable to Hi-Crush Partners LP	[3]									716		(2,619)		(105)
Adjustment | Hi-Crush Whitehall LLC and Other Assets
Business Acquisition [Line Items]
Revenues										8,275		33,217		23,705
Net income (loss)	[3]									(3,778)		1,645		10,620
Net income (loss) attributable to Hi-Crush Partners LP	[3]									(3,877)		1,790		11,575
Adjustment | Hi-Crush Augusta LLC
Business Acquisition [Line Items]
Revenues														25,356
Net income (loss)	[3]													11,398
Net income (loss) attributable to Hi-Crush Partners LP	[3]													11,398
Adjustment | Eliminations
Business Acquisition [Line Items]
Revenues										(22,036)		(33,217)		(27,861)
Net income (loss)	[3]									(45)		286		(8,456)
Net income (loss) attributable to Hi-Crush Partners LP	[3]									$ (45)		$ 286		$ (8,456)

[1]	The first quarter of 2016 includes a $33,745 impairment of goodwill. Refer to Note 14 for additional disclosure.
[2]	The third and fourth quarters of 2015 include impairments and other expenses of $23,718 and $1,941, respectively. Refer to Note 14 for additional disclosure. The fourth quarter of 2015 includes a gain of $12,310 on a contract settlement payment.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[5]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.